Loans, Financings and Debentures - Consolidated Totals of Funds Raised (Parenthetical) (Detail) - BRL (R$) R$ in Millions		12 Months Ended
	Dec. 14, 2017	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Taxes with no cash effect		R$ 10
Non-convertible debentures amortisation period	36 months
Cemig Telecom [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures maturity period	4 years 6 months
Annual remuneration percentage	146.50%